Credit Facilities (Details)	1 Months Ended			12 Months Ended
	Oct. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Apr. 30, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 31, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Apr. 14, 2020 USD ($)	Apr. 14, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)	Apr. 30, 2019 CNY (¥)	Apr. 16, 2019 USD ($)	Apr. 16, 2019 CNY (¥)
Credit Facilities (Details) [Line Items]
Interest expense short term borrowings				$ 194,486	$ 127,314	$ 211,460
Interest expense debt				52,521	$ 70,692	6,468
Other financial institutions Loan, description					On September 9, 2019, MingZhu entered into a capital lease contract with Chailease International Finance Corporation (“Chailease”) for selling and leasing back of 19 tractors from September 20, 2019 to August 20, 2020 with the option to purchase such tractors at the end of the lease term for $0. The total consideration of lease is RMB 5,000,000 (approximately $766,284) which is to be made in 35 installments. The Company did not transfer its control of these tractors to Chailease and has continued its involvement with these tractors. Chailease has not obtained control of these tractors because it was limited in its ability to direct the use of, and obtain substantially all of the remaining benefits from, these tractors. Consequently, in accordance with ASC 606-10-55-68 to 70, this transaction was accounted for as a financing arrangement. The proceeds received from Chailease are presented as loan from other financial institutions on the unaudited interim condensed consolidated balance sheets.
Property plant equipment carrying value				3,448,109	$ 4,595,206
Depreciation expenses				$ 1,519,415	1,365,945	1,374,737
Term, loan				36 years
Short-term loans from institutions				$ 136,400	265,281
Long-term loans from institutions				235,487	355,927
Interest expense long-term debt				85,930	28,478
Revenue Equipment [Member]
Credit Facilities (Details) [Line Items]
Property plant equipment carrying value				159,007
Revenue equipment [Member]
Credit Facilities (Details) [Line Items]
Property plant equipment carrying value					256,758
Accumulated Depreciation				948,404	917,745
Depreciation expenses				$ 101,741	$ 126,595
Minimum [Member]
Credit Facilities (Details) [Line Items]
Debt interest rate percentage				7.50%
Maximum [Member]
Credit Facilities (Details) [Line Items]
Debt interest rate percentage				17.00%
Zhujiang Rural Bank [Member]
Credit Facilities (Details) [Line Items]
Term of Line of credit			1 year
Line of credit borrowing capacity			$ 424,622					$ 424,622	¥ 3,000,000					¥ 3,000,000
China Everbright Bank [Member]
Credit Facilities (Details) [Line Items]
Term of Line of credit	1 year
Line of credit borrowing capacity	$ 4,597,701						¥ 30,000,000
Line of credit, description	The Company utilized RMB 15,000,000 (approximately $2,298,851) in October 2020. For each withdraw from the line of credit, a separate loan agreement was entered into with a one-year term from the credit line withdraw date and the Company recorded these loans as short-term bank borrowings in its audited condensed consolidated financial statements. As of December 31, 2020, RMB 15,000,000 was not utilized by the Company.
Bank of Communication [Member]
Credit Facilities (Details) [Line Items]
Term of Line of credit	1 year
Line of credit borrowing capacity	$ 3,831,418						¥ 25,000,000
Bank of China [Member]
Credit Facilities (Details) [Line Items]
Term of Line of credit					1 year
Line of credit borrowing capacity					$ 1,981,571							¥ 14,000,000
Line of credit, description					The Company utilized RMB 6,125,000 (approximately $866,937) in January 2019 and RMB 1,875,000 (approximately $265,389) in March 2019. For each withdraw from the line of credit, a separate loan was entered into with a one-year term from the credit line withdraw date and the Company recorded these loans as short-term bank borrowings in the Company’s audited condensed consolidated financial statements. As of December 31, 2019, the unutilized line of credit was RMB 3,000,000 (approximately $424,622), respectively.
Guangdong Nanyue Bank [Member]
Credit Facilities (Details) [Line Items]
Term of Line of credit		1 year
Line of credit borrowing capacity		$ 1,415,408											¥ 10,000,000
Line of credit, description		The Company utilized RMB 5,000,000 (approximately $707,704) in September 2019, RMB 2,000,000 (approximately $283,081) in November 2019 and RMB 3,000,000 (approximately $424,622) in November 2019.
The Industrial Bank Co Ltd [Member]
Credit Facilities (Details) [Line Items]
Line of credit borrowing capacity										$ 398,467	¥ 2,600,000				$ 306,513	¥ 2,000,000
Chailease [Member]
Credit Facilities (Details) [Line Items]
Outstanding long-term debt				$ 371,887	$ 621,208